Share-Based Compensation (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended
Mar. 31, 2011
Share-Based Compensation [Abstract]
Non-vested share awards granted under long-term incentive plan	495,050
Rate non-vested share awards generally vest	20.00%
Non-vested share awards granted to certain officers vest rate	33.00%
Non-vested share weighted-average grant-date fair value	$ 52.54
Share option granted to certain officers as annual equity awards	91,725
Aggregate grant-date fair value of performance awards granted during period	$ 1.3
Share options granted, increments exercisable annually	33.00%
Share options granted, exercisable period in years	3